BIOLOGICAL ASSETS - Fair value adjustment (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Fair value adjustment of biological assets recognized under other operating income (expense), net
Physical changes	R$ 384,574
Price	(210,841)
Fair value adjustment of biological assets recognized under other operating income (expense), net	173,733	R$ 83,453	R$ 185,399
Biological assets pledged	R$ 0